Subsequent Events (Details) - USD ($)			12 Months Ended
	Jul. 31, 2025	Jan. 06, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Restructuring fee (in Dollars)			$ 125,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage of principal and interest repayments		60.00%
Forecast [Member]
Subsequent Event [Line Items]
Restructuring fee (in Dollars)	$ 160
Forecast [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of loan payment	5.00%
Forecast [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage of loan payment	7.00%